FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Narrative) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Concentration Risk [Line Items]
Write-offs of unbilled receivables	$ 66,265	$ 324,536	$ 5,103
Irrevocable letter of credit	$ 230,000	$ 230,000
Tenant One [Member] | Rental income [Member]
Concentration Risk [Line Items]
Concentration risk	19.16%
Tenant One [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration risk	29.49%
Tenant One [Member] | Unbilled receivables [Member]
Concentration Risk [Line Items]
Concentration risk	26.40%
Tenant Two [Member] | Rental income [Member]
Concentration Risk [Line Items]
Concentration risk	15.34%
Tenant Two [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration risk	39.48%
Tenant Two [Member] | Unbilled receivables [Member]
Concentration Risk [Line Items]
Concentration risk	24.19%